Payables to third parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Payables to third parties	R$ 18,072,898	R$ 13,217,150
Balances maintained	7,470,978	5,167,577
Transactions settled	R$ 1,196,491	R$ 533,436
Average interest rate (as a percent of CDI)	69.00%	59.00%
Maximum
Statement [Line Items]
Payables to third parties, average settlement terms	14 days